Principal Accounting Policies - Schedule of Amounts of Corrections in Consolidated Financial Statements (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative dividend to preferred shareholders	¥ (12,978)	$ (1,869)	¥ (16,642)	¥ (16,327)
Net loss attributable to Gridsum's ordinary shareholders	¥ (97,396)	$ (14,027)	¥ (85,168)	¥ (63,067)
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | (per share)	¥ (6.47)	$ (0.93)	¥ (8.52)	¥ (6.31)
As Previously Reported
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative dividend to preferred shareholders				¥ (35,495)
Net loss attributable to Gridsum's ordinary shareholders				¥ (82,235)
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | ¥ / shares				¥ (8.22)
Revision
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Cumulative dividend to preferred shareholders				¥ 19,168
Net loss attributable to Gridsum's ordinary shareholders				¥ 19,168
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | ¥ / shares				¥ 1.91